UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

Brian D. Bullard

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Growth Fund of America® Semi-annual report for the six months ended February 28, 2019

We believe in
discovering long-term
growth opportunities
around the world on
behalf of our investors.

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

The Growth Fund of America seeks to provide you with growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	1.16%	10.20%	14.75%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.62% for Class A shares as of the prospectus dated November 1, 2018 (as supplemented to date).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

A sharp downturn in equity markets near the end of calendar year 2018 pressured returns for The Growth Fund of America in the first half of its current fiscal year. For the six months ended February 28, 2019, the fund posted a negative total return of 4.61%, trailing the –3.04% return of Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks and the fund’s primary benchmark.

During the period, the fund likewise lagged various Lipper peer group measures — indexes designed to reflect broad styles of mutual funds. Of course, we are not content with this period’s returns, but we would also caution that our investments are made with the long term in mind, and we continue to believe in the process that has led to the fund’s success over time.

Results at a glance

Total returns for periods ended February 28, 2019, with all distributions reinvested

	Cumulative
	total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Growth Fund of America (Class A shares)	–4.61%	3.06%	10.62%	16.16%	13.51%
Standard & Poor’s 500 Composite Index[2]	–3.04	4.68	10.67	16.67	10.96
Lipper Large-Cap Growth Funds Index[3]	–3.34	6.79	11.05	16.93	—	[4]
Lipper Growth Funds Index[3]	–4.64	3.75	10.31	16.82	9.97
Lipper Large-Cap Core Funds Index[3]	–3.10	3.77	9.35	15.35	—	[4]
Lipper Capital Appreciation Funds Index[3]	–4.83	2.65	8.03	14.79	10.66

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	The market index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. S&P 500 source: S&P Dow Jones Indices LLC.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Lipper source: Thomson Reuters Lipper.
[4]	This Lipper index was not in existence when CRMC began managing the fund.

The Growth Fund of America	1

Investment analysis

Equity markets began the fund’s fiscal year on a continued growth trajectory, peaking in September. After that, however, stocks fell substantially to the end of the year. This was prompted by a variety of concerns, including slower job growth, higher interest rates from the U.S. Federal Reserve, and ongoing trade disputes with China, which served to weaken that country’s economy.

Since late December, however, the markets have resumed an upward trend. Much of this has been fueled by investor sentiment, sparked by the Fed’s statement that it would hold off on future rate increases until it has a better sense of the economy’s health, and by increased conviction that U.S.-China trade relations would remain cordial.

The economic data from the period pointed to growth — but not as robust as in the past. Preliminary data for the fourth quarter of 2018 shows the nation’s gross domestic product growing 2.2% — solid growth, but down from 3.4% growth in the third quarter and 4.2% in the second. The U.S. unemployment rate fell to 3.8% in February, down from 4.0% the month prior.

When compared to the S&P 500, the portfolio benefited from stock selection in information technology, which was positive for the fund on both a relative and absolute basis. However, the fund’s energy and health care holdings were among those sectors that held back returns compared to the index.

Of the fund’s top 10 holdings, only Broadcom produced a positive return, gaining 25.7% for the period. Top holdings Facebook (down 8.1%), Google parent Alphabet (down 8.5%), Microsoft (down 0.3%) and Amazon (down 18.5%) all contributed to the fund’s decline for the period. That said, other technology companies like Xilinx (up 61.0%) helped returns, while portfolio managers took advantage of the market downturn to purchase shares in select, high-conviction technology investments at lower prices.

The fund’s cash position, at roughly 6.9% of the overall portfolio, helped mitigate the overall market decline during the period. Cash on hand can help dampen volatility, and has historically allowed our portfolio managers to quickly take advantage of investment opportunities when they arise.

The road ahead

The market appears to be entering a newer phase in this overall cycle. Corporate earnings have remained generally positive, but have not been as strong as in previous quarters. Ongoing strength in the U.S. dollar would continue to pressure earnings, particularly among multinational corporations. Yet with the Fed holding off on regular rate increases, investor sentiment remains strong post-December.

2	The Growth Fund of America

The Chinese economy could contribute to a short-term drag on global growth, but should the U.S. prove successful in convincing Chinese leaders to adhere to World Trade Organization rules and to respect intellectual property rights, the foundation for long-term success in China could be laid — with positive repercussions around the world. There are continued uncertainties around the globe, such as the United Kingdom’s exit from the European Union and difficulties in the Middle East, which could impact markets, but the effect will be large only if there’s a major surprise. Many bad headlines are already being at least partially contemplated by investors.

Overall, we expect markets to continue to rise modestly in the near term, with increased volatility and sentiment becoming more of a driver in market movements. While anything can happen in the short term, we remain confident in our ability to identify and invest in equities that may help investors in the long run.

In this difficult period, we thank you yet again for investing in The Growth Fund of America. We’re committed to investing for the long term on behalf of our clients, using our bottom-up research to find investments with the potential to produce returns not just for six months, but for years to come.

Cordially,

Donald D. O’Neal

Co-President

Christopher D. Buchbinder

Co-President

Anne-Marie Peterson

Co-President

April 9, 2019

For current information about the fund, visit americanfunds.com.

The Growth Fund of America	3

Summary investment portfolio February 28, 2019	unaudited

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Facebook	4.80%
Alphabet	4.39
Microsoft	4.13
Amazon	3.85
Netflix	3.85
UnitedHealth Group	2.40
Broadcom	1.90
Berkshire Hathaway	1.63
EOG Resources	1.56
Home Depot	1.50

Common stocks 92.41%	Shares	Value (000)
Information technology 20.04%
Microsoft Corp.	68,282,100	$7,649,644
Broadcom Inc.	12,767,917	3,515,774
Mastercard Inc., Class A	11,608,740	2,609,297
ServiceNow, Inc.[1]	8,167,266	1,955,570
Taiwan Semiconductor Manufacturing Co., Ltd.	194,376,000	1,509,459
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	341,445
ASML Holding NV	4,970,162	910,861
ASML Holding NV (New York registered)	4,222,200	772,114
Samsung Electronics Co., Ltd.	39,808,000	1,596,284
Visa Inc., Class A	8,209,000	1,215,917
Workday, Inc., Class A1	5,453,500	1,079,411
Intel Corp.	20,252,000	1,072,546
Worldpay, Inc., Class A1	11,165,500	1,069,655
Autodesk, Inc.[1]	6,378,000	1,039,678
FleetCor Technologies, Inc.[1,2]	4,319,200	1,007,583
Fiserv, Inc.[1]	11,654,600	987,028
Other securities		8,811,951
		37,144,217

4	The Growth Fund of America

	Shares	Value (000)
Communication services 16.61%
Facebook, Inc., Class A1	55,131,120	$8,900,919
Alphabet Inc., Class C1	4,237,537	4,745,702
Alphabet Inc., Class A1	3,004,370	3,384,573
Netflix, Inc.[1]	19,939,814	7,140,447
Charter Communications, Inc., Class A1	5,101,614	1,759,598
Activision Blizzard, Inc.	36,526,785	1,539,239
Other securities		3,318,175
		30,788,653

Health care 15.51%
UnitedHealth Group Inc.	18,391,305	4,454,742
Thermo Fisher Scientific Inc.	8,370,000	2,172,601
Abbott Laboratories	26,521,131	2,058,570
AbbVie Inc.	22,180,470	1,757,580
Illumina, Inc.[1]	5,071,236	1,586,131
Regeneron Pharmaceuticals, Inc.[1]	3,277,800	1,411,880
Vertex Pharmaceuticals Inc.[1]	6,965,157	1,314,673
Amgen Inc.	6,582,940	1,251,285
Cigna Corp.	7,032,279	1,226,711
Humana Inc.	3,988,000	1,136,740
Boston Scientific Corp.[1]	28,275,000	1,134,393
Bluebird Bio, Inc.[1,2]	5,195,960	806,517
Other securities		8,435,623
		28,747,446

Consumer discretionary 13.24%
Amazon.com, Inc.[1]	4,356,295	7,143,583
Home Depot, Inc.	15,052,000	2,786,727
NIKE, Inc., Class B	27,107,000	2,323,883
Alibaba Group Holding Ltd. (ADR)[1]	7,668,000	1,403,474
Tesla, Inc.[1]	3,725,000	1,191,553
Lowe’s Companies, Inc.	10,133,600	1,064,940
Marriott International, Inc., Class A	6,924,581	867,442
Other securities		7,755,595
		24,537,197

Financials 7.82%
Berkshire Hathaway Inc., Class A1	6,390	1,931,058
Berkshire Hathaway Inc., Class B1	5,452,000	1,097,488
JPMorgan Chase & Co.	13,880,467	1,448,566
CME Group Inc., Class A	5,745,800	1,045,218
AIA Group Ltd.	88,141,000	881,438
Other securities		8,086,580
		14,490,348

Industrials 6.51%
Airbus SE, non-registered shares	12,527,000	1,618,668
TransDigm Group Inc.[1,2]	3,090,000	1,341,338
CSX Corp.	15,893,400	1,154,973
Other securities		7,950,867
		12,065,846

The Growth Fund of America	5

Common stocks (continued)	Shares	Value (000)
Energy 5.80%
EOG Resources, Inc.[2]	30,821,014	$2,897,175
Concho Resources Inc.[2]	19,023,589	2,092,595
Diamondback Energy, Inc.[2]	10,388,000	1,069,237
Other securities		4,703,613
		10,762,620

Consumer staples 3.20%
Philip Morris International Inc.	18,136,788	1,576,812
Costco Wholesale Corp.	5,701,817	1,247,216
Other securities		3,108,562
		5,932,590

Materials 2.43%
DowDuPont Inc.	16,981,675	903,935
Other securities		3,604,784
		4,508,719

Real estate 1.25%
American Tower Corp. REIT	5,593,892	985,364
Equinix, Inc. REIT	1,855,800	785,931
Other securities		552,650
		2,323,945

Total common stocks (cost: $101,920,704,000)		171,301,581

Preferred securities 0.55%
Financials 0.55%
Other securities		1,014,498

Total preferred securities (cost: $754,426,000)		1,014,498

Rights & warrants 0.01%
Financials 0.01%
Other securities		12,260

Total rights & warrants (cost: $30,139,000)		12,260

Convertible stocks 0.08%
Consumer discretionary 0.08%
Other securities		140,699

Total convertible stocks (cost: $114,350,000)		140,699

Bonds, notes & other debt instruments 0.07%	Principal amount (000)
U.S. Treasury bonds & notes 0.07%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 1.15%) 2.535% 2021[3]	$125,000	124,931

Total bonds, notes & other debt instruments (cost: $125,000,000)		124,931

6	The Growth Fund of America

Short-term securities 6.91%	Principal amount (000)	Value (000)
Fannie Mae 2.37%–2.38% due 3/18/2019–3/27/2019	$809,100	$807,918
Federal Home Loan Bank 2.31%–2.43% due 3/4/2019–4/16/2019	3,630,600	3,625,056
Home Depot Inc. 2.36% due 3/1/2019[4]	37,000	36,998
U.S. Treasury Bills 2.23%–2.43% due 3/1/2019–5/2/2019	5,901,300	5,889,574
Other securities		2,458,177

Total short-term securities (cost: $12,817,888,000)		12,817,723
Total investment securities 100.03% (cost: $115,762,507,000)		185,411,692
Other assets less liabilities (0.03)%		(51,386)

Net assets 100.00%		$185,360,306

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $255,348,000, which represented .14% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $255,348,000, an aggregate cost of $213,100,000, and which represented .14% of the net assets of the fund) were acquired from 5/7/2015 to 12/21/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended February 28, 2019, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 6.41%
Information technology 0.54%
FleetCor Technologies, Inc.[1]	4,369,700	214,500	265,000	4,319,200
CommScope Holding Co., Inc.[1,5]	12,327,945	—	12,327,945	—
Paycom Software, Inc.[1,5]	3,135,516	—	790,000	2,345,516
Communication services 0.00%
Netflix, Inc.[1,5]	22,453,371	2,912,412	5,425,969	19,939,814
Health care 0.59%
Bluebird Bio, Inc.[1]	5,144,860	51,100	—	5,195,960
Ultragenyx Pharmaceutical Inc.[1]	4,322,964	923,564	950,000	4,296,528
Illumina, Inc.[1,5]	7,357,441	145,000	2,431,205	5,071,236
Consumer discretionary 0.38%
Mattel, Inc.[1,6]	13,281,088	11,845,912	—	25,127,000
ServiceMaster Global Holdings, Inc.[1]	5,438,000	2,734,514	600,000	7,572,514
Sturm, Ruger & Co., Inc.[5]	932,460	—	932,460	—

The Growth Fund of America	7

Investments in affiliates (continued)

	Beginning			Ending
	shares	Additions	Reductions	shares
Industrials 1.09%
TransDigm Group Inc.[1]	2,661,000	529,900	100,900	3,090,000
Old Dominion Freight Line, Inc.	2,783,623	1,698,094	—	4,481,717
Energy 3.27%
EOG Resources, Inc.	26,445,908	6,205,000	1,829,894	30,821,014
Concho Resources Inc.	16,205,850	2,817,739	—	19,023,589
Diamondback Energy, Inc.	7,831,000	3,136,000	579,000	10,388,000
Cimarex Energy Co.[5]	5,470,000	250,000	4,500,000	1,220,000
Materials 0.48%
Alcoa Corp.[1]	15,950,000	—	495,000	15,455,000
First Quantum Minerals Ltd.	37,626,524	—	—	37,626,524
Real estate 0.06%
Redfin Corp.[1]	5,765,790	—	—	5,765,790

		Net
	Net	unrealized		Value of
	realized	appreciation	Dividend	affiliates at
	gain (loss)	(depreciation)	income	2/28/2019
	(000)	(000)	(000)	(000)
Common stocks 6.41%
Information technology 0.54%
FleetCor Technologies, Inc.[1]	$1,644	$77,140	$—	$1,007,583
CommScope Holding Co., Inc.[1,5]	(204,220)	75,290	—	—
Paycom Software, Inc.[1,5]	49,552	(14,838)	—	—
				1,007,583
Communication services 0.00%
Netflix, Inc.[1,5]	468,894	(862,462)	—	—
Health care 0.59%
Bluebird Bio, Inc.[1]	—	(66,414)	—	806,517
Ultragenyx Pharmaceutical Inc.[1]	(75,681)	(25,535)	—	275,579
Illumina, Inc.[1,5]	408,362	(698,021)	—	—
				1,082,096
Consumer discretionary 0.38%
Mattel, Inc.[1,6]	—	7,279	—	362,331
ServiceMaster Global Holdings, Inc.[1]	(1,572)	(9,905)	—	341,975
Sturm, Ruger & Co., Inc.[5]	5,961	(15,109)	193	—
				704,306
Industrials 1.09%
TransDigm Group Inc.[1]	14,098	256,348	—	1,341,338
Old Dominion Freight Line, Inc.	—	14,468	809	675,708
				2,017,046
Energy 3.27%
EOG Resources, Inc.	(49,649)	(683,898)	13,355	2,897,175
Concho Resources Inc.	—	(540,593)	2,378	2,092,595
Diamondback Energy, Inc.	(12,669)	(127,311)	2,246	1,069,237
Cimarex Energy Co.[5]	(64,837)	36,342	439	—
				6,059,007
Materials 0.48%
Alcoa Corp.[1]	(11,970)	(229,029)	—	455,922
First Quantum Minerals Ltd.	—	(40,526)	—	431,463
				887,385

8	The Growth Fund of America

		Net
	Net	unrealized		Value of
	realized	appreciation	Dividend	affiliates at
	gain (loss)	(depreciation)	income	2/28/2019
	(000)	(000)	(000)	(000)
Real estate 0.06%
Redfin Corp.[1]	$—	$923	$—	$115,143
Total 6.41%	$527,913	$(2,845,851)	$19,420	$11,872,566

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,982,919,000, which represented 1.07% of the net assets of the fund.
[5]	Unaffiliated issuer at 2/28/2019.
[6]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2018; it was not publicly disclosed.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements

The Growth Fund of America	9

Financial statements

Statement of assets and liabilities at February 28, 2019	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $106,159,666)	$173,539,126
Affiliated issuers (cost: $9,602,841)	11,872,566	$185,411,692
Cash		2,332
Receivables for:
Sales of investments	576,040
Sales of fund’s shares	192,413
Dividends and interest	148,676	917,129
		186,331,153
Liabilities:
Payables for:
Purchases of investments	634,656
Repurchases of fund’s shares	237,069
Investment advisory services	37,639
Services provided by related parties	51,202
Trustees’ deferred compensation	5,507
Other	4,774	970,847
Net assets at February 28, 2019		$185,360,306

Net assets consist of:
Capital paid in on shares of beneficial interest		$108,327,577
Total distributable earnings		77,032,729
Net assets at February 28, 2019		$185,360,306

See notes to financial statements

10	The Growth Fund of America

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (3,904,844 total shares outstanding)

		Shares		Net asset
	Net assets	outstanding		value per share
Class A	$86,376,382	1,809,164		$47.74
Class C	4,360,775	99,653		43.76
Class T	10	—	*	47.69
Class F-1	7,642,989	161,226		47.41
Class F-2	21,536,329	452,397		47.61
Class F-3	4,944,758	103,605		47.73
Class 529-A	8,546,561	181,116		47.19
Class 529-C	1,073,032	24,443		43.90
Class 529-E	314,590	6,739		46.68
Class 529-T	13	—	*	47.69
Class 529-F-1	424,067	9,016		47.04
Class R-1	382,396	8,592		44.50
Class R-2	2,049,507	45,527		45.02
Class R-2E	188,162	4,020		46.80
Class R-3	5,785,768	123,661		46.79
Class R-4	7,312,066	154,671		47.28
Class R-5E	685,985	14,501		47.31
Class R-5	2,841,144	59,569		47.70
Class R-6	30,895,772	646,944		47.76

*	Amount less than one thousand.

See notes to financial statements

The Growth Fund of America	11

Statement of operations for the six months ended February 28, 2019	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,164; also includes $19,420 from affiliates)	$864,128
Interest	155,627	$1,019,755
Fees and expenses*:
Investment advisory services	241,493
Distribution services	187,060
Transfer agent services	77,475
Administrative services	28,280
Reports to shareholders	2,492
Registration statement and prospectus	5,086
Trustees’ compensation	(24)
Auditing and legal	61
Custodian	1,756
Other	4,326	548,005
Net investment income		471,750

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	7,955,878
Affiliated issuers	527,913
Currency transactions	(7,034)	8,476,757
Net unrealized depreciation on:
Investments:
Unaffiliated issuers	(15,546,551)
Affiliated issuers	(2,845,851)
Currency translations	(2,707)	(18,395,109)
Net realized gain and unrealized depreciation		(9,918,352)
Net decrease in net assets resulting from operations		$(9,446,602)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements

12	The Growth Fund of America

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	February 28, 2019*	August 31, 2018
Operations:
Net investment income	$471,750	$995,717
Net realized gain	8,476,757	18,940,963
Net unrealized (depreciation) appreciation	(18,395,109)	18,440,901
Net (decrease) increase in net assets resulting from operations	(9,446,602)	38,377,581

Distributions paid to shareholders	(18,047,852)	(11,830,562	)†

Net capital share transactions	14,508,540	5,389,151

Total (decrease) increase in net assets	(12,985,914)	31,936,170

Net assets:
Beginning of period	198,346,220	166,410,050
End of period	$185,360,306	$198,346,220

*	Unaudited
†	Prior year comparative amounts have been adjusted to reflect current presentation under new accounting standards. Prior year distributions were $893,740 from net investment income and $10,936,822 from net realized gains on investments.

See notes to financial statements

The Growth Fund of America	13

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide growth of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	The Growth Fund of America

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

The Growth Fund of America	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

16	The Growth Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

The Growth Fund of America	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2019 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$37,144,217	$—	$—	$37,144,217
Communication services	30,788,653	—	—	30,788,653
Health care	28,632,797	—	114,649	28,747,446
Consumer discretionary	24,537,197	—	—	24,537,197
Financials	14,490,348	—	—	14,490,348
Industrials	12,065,846	—	—	12,065,846
Energy	10,762,620	—	—	10,762,620
Consumer staples	5,932,590	—	—	5,932,590
Materials	4,508,719	—	—	4,508,719
Real estate	2,323,945	—	—	2,323,945
Preferred securities	1,014,498	—	—	1,014,498
Rights & warrants	12,260	—	—	12,260
Convertible stocks	—	—	140,699	140,699
Bonds, notes & other debt instruments	—	124,931	—	124,931
Short-term securities	—	12,817,723	—	12,817,723
Total	$172,213,690	$12,942,654	$255,348	$185,411,692

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

18	The Growth Fund of America

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2019, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The Growth Fund of America	19

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2018, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$909,161
Undistributed long-term capital gains	15,661,721

As of February 28, 2019, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$71,900,424
Gross unrealized depreciation on investments	(2,476,771)
Net unrealized appreciation on investments	69,423,653
Cost of investments	115,988,039

20	The Growth Fund of America

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2019				Year ended August 31, 2018
				Total				Total
	Ordinary		Long-term	distributions	Ordinary		Long-term	distributions
Share class	income		capital gains	paid	income		capital gains	paid
Class A	$497,773		$7,865,736	$8,363,509	$405,167		$5,241,927	$5,647,094
Class C	—		440,150	440,150	—		319,004	319,004
Class T	—	*	1	1	—	*	1	1
Class F-1	37,792		709,370	747,162	32,562		524,945	557,507
Class F-2	170,304		1,954,761	2,125,065	123,484		1,116,400	1,239,884
Class F-3	40,814		422,885	463,699	26,606		209,182	235,788
Class 529-A	42,866		780,334	823,200	36,563		507,083	543,646
Class 529-C	—		109,591	109,591	—		81,098	81,098
Class 529-E	858		30,214	31,072	642		20,336	20,978
Class 529-T	—	*	1	1	—	*	1	1
Class 529-F-1	3,207		38,094	41,301	2,081		19,943	22,024
Class R-1	—		37,952	37,952	—		28,327	28,327
Class R-2	—		201,612	201,612	—		142,367	142,367
Class R-2E	337		16,716	17,053	245		7,933	8,178
Class R-3	10,898		553,715	564,613	9,591		416,332	425,923
Class R-4	38,055		692,125	730,180	36,447		522,245	558,692
Class R-5E	3,211		35,667	38,878	339		3,036	3,375
Class R-5	24,749		276,347	301,096	26,711		230,057	256,768
Class R-6	265,234		2,746,483	3,011,717	193,302		1,546,605	1,739,907
Total	$1,136,098		$16,911,754	$18,047,852	$893,740		$10,936,822	$11,830,562

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2019, the investment advisory services fee was $241,493,000, which was equivalent to an annualized rate of 0.267% of average daily net assets.

The Growth Fund of America	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2019, unreimbursed expenses subject to reimbursement totaled $674,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. Administrative services are provided by CRMC to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and

22	The Growth Fund of America

market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of 0.05% of average daily net assets for all share classes. Currently Class A shares pay an annual fee of 0.01% of average daily net assets (which could be increased as noted above) and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Growth Fund of America	23

For the six months ended February 28, 2019, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$105,872	$41,525		$4,235		Not applicable
Class C	21,852	2,133		1,101		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	9,403	4,965		1,890		Not applicable
Class F-2	Not applicable	10,837		5,198		Not applicable
Class F-3	Not applicable	112		1,129		Not applicable
Class 529-A	9,718	3,529		2,076		$2,736
Class 529-C	5,373	469		275		362
Class 529-E	781	84		79		105
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	162		98		129
Class R-1	1,938	203		97		Not applicable
Class R-2	7,656	3,712		513		Not applicable
Class R-2E	529	182		44		Not applicable
Class R-3	14,677	4,596		1,474		Not applicable
Class R-4	9,261	3,864		1,857		Not applicable
Class R-5E	Not applicable	270		105		Not applicable
Class R-5	Not applicable	776		749		Not applicable
Class R-6	Not applicable	56		7,360		Not applicable
Total class-specific expenses	$187,060	$77,475		$28,280		$3,332

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(24,000) in the fund’s statement of operations reflects $224,000 in current fees (either paid in cash or deferred) and a net decrease of $248,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

24	The Growth Fund of America

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2019.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of					Net increase
	Sales*		distributions			Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2019

Class A	$3,229,060	65,436	$8,244,819	201,339		$(5,889,533)	(120,601)	$5,584,346	146,174
Class C	363,076	7,947	435,464	11,585		(689,673)	(15,207)	108,867	4,325
Class T	—	—	—	—		—	—	—	—
Class F-1	481,424	9,750	730,867	17,971		(793,104)	(16,378)	419,187	11,343
Class F-2	3,200,642	64,219	2,048,469	50,183		(2,738,049)	(57,106)	2,511,062	57,296
Class F-3	960,350	19,483	451,252	11,031		(495,859)	(10,293)	915,743	20,221
Class 529-A	459,520	9,418	822,863	20,327		(596,021)	(12,246)	686,362	17,499
Class 529-C	64,559	1,407	109,523	2,904		(165,765)	(3,661)	8,317	650
Class 529-E	14,502	298	31,040	775		(33,535)	(703)	12,007	370
Class 529-T	—	—	1	—	†	—	—	1	—	†
Class 529-F-1	90,302	1,786	41,296	1,024		(33,329)	(692)	98,269	2,118
Class R-1	16,192	344	37,896	991		(58,262)	(1,238)	(4,174)	97
Class R-2	204,172	4,368	201,369	5,207		(337,822)	(7,285)	67,719	2,290
Class R-2E	31,727	660	17,053	424		(20,480)	(427)	28,300	657
Class R-3	394,391	8,104	563,121	14,022		(996,409)	(20,466)	(38,897)	1,660
Class R-4	484,491	9,859	729,690	17,995		(1,136,716)	(23,594)	77,465	4,260
Class R-5E	435,376	9,695	38,877	958		(66,122)	(1,438)	408,131	9,215
Class R-5	210,127	4,195	300,111	7,340		(623,346)	(12,842)	(113,108)	(1,307)
Class R-6	2,812,487	57,323	3,009,806	73,517		(2,083,350)	(43,106)	3,738,943	87,734
Total net increase (decrease)	$13,452,398	274,292	$17,813,517	437,593		$(16,757,375)	(347,283)	$14,508,540	364,602

The Growth Fund of America	25

			Reinvestments of					Net (decrease)
	Sales*		distributions			Repurchases*		increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2018

Class A	$5,502,651	104,651	$5,561,150	112,415		$(11,378,834)	(218,253)	$(315,033)	(1,187)
Class C	656,864	13,505	315,027	6,863		(1,429,390)	(29,572)	(457,499)	(9,204)
Class T	—	—	—	—		—	—	—	—
Class F-1	1,137,926	21,902	546,300	11,115		(3,118,072)	(60,006)	(1,433,846)	(26,989)
Class F-2	6,547,853	124,891	1,192,783	24,170		(4,343,650)	(83,096)	3,396,986	65,965
Class F-3	2,015,700	38,596	229,873	4,647		(776,117)	(14,813)	1,469,456	28,430
Class 529-A	1,262,352	24,301	543,452	11,100		(1,116,517)	(21,433)	689,287	13,968
Class 529-C	132,429	2,725	81,079	1,761		(799,809)	(16,373)	(586,301)	(11,887)
Class 529-E	29,284	572	20,975	432		(54,582)	(1,061)	(4,323)	(57)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	80,035	1,544	22,019	451		(58,585)	(1,123)	43,469	872
Class R-1	37,007	750	28,287	607		(97,053)	(1,974)	(31,759)	(617)
Class R-2	446,761	8,975	142,212	3,021		(744,699)	(15,087)	(155,726)	(3,091)
Class R-2E	76,446	1,489	8,178	168		(28,331)	(555)	56,293	1,102
Class R-3	909,182	17,751	424,816	8,749		(2,081,945)	(40,689)	(747,947)	(14,189)
Class R-4	1,066,828	20,600	558,360	11,390		(2,544,799)	(49,470)	(919,611)	(17,480)
Class R-5E	277,124	5,263	3,374	69		(35,861)	(682)	244,637	4,650
Class R-5	519,521	9,976	256,038	5,181		(1,532,293)	(29,330)	(756,734)	(14,173)
Class R-6	6,116,630	117,235	1,738,541	35,136		(2,957,370)	(56,457)	4,897,801	95,914
Total net increase (decrease)	$26,814,593	514,726	$11,672,465	237,275		$(33,097,907)	(639,974)	$5,389,151	112,027

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

26	The Growth Fund of America

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $36,167,299,000 and $36,245,674,000, respectively, during the six months ended February 28, 2019.

The Growth Fund of America	27

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2019[3,4]	$56.31	$.12	$(3.56)	$(3.44)
8/31/2018	48.81	.28	10.70	10.98
8/31/2017	43.47	.29	7.83	8.12
8/31/2016	43.31	.24	3.58	3.82
8/31/2015	46.70	.23	.61	.84
8/31/2014	39.93	.17	9.49	9.66
Class C:
2/28/2019[3,4]	51.96	(.07)	(3.31)	(3.38)
8/31/2018	45.39	(.13)	9.93	9.80
8/31/2017	40.69	(.07)	7.30	7.23
8/31/2016	40.80	(.09)	3.37	3.28
8/31/2015	44.41	(.12)	.57	.45
8/31/2014	38.27	(.17)	9.06	8.89
Class T:
2/28/2019[3,4]	56.34	.18	(3.59)	(3.41)
8/31/2018	48.84	.38	10.72	11.10
8/31/2017[3,9]	45.38	.18	3.28	3.46
Class F-1:
2/28/2019[3,4]	55.92	.10	(3.53)	(3.43)
8/31/2018	48.47	.24	10.64	10.88
8/31/2017	43.20	.26	7.77	8.03
8/31/2016	43.05	.22	3.57	3.79
8/31/2015	46.40	.20	.61	.81
8/31/2014	39.69	.15	9.43	9.58
Class F-2:
2/28/2019[3,4]	56.25	.17	(3.57)	(3.40)
8/31/2018	48.76	.39	10.69	11.08
8/31/2017	43.45	.38	7.81	8.19
8/31/2016	43.29	.33	3.59	3.92
8/31/2015	46.71	.33	.60	.93
8/31/2014	39.95	.27	9.48	9.75
Class F-3:
2/28/2019[3,4]	56.41	.20	(3.59)	(3.39)
8/31/2018	48.90	.44	10.71	11.15
8/31/2017[3,10]	44.36	.30	4.24	4.54

28	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.31)	$(4.82)	$(5.13)	$47.74	(4.61)%[5]	$86,376		.64%[6]		.49%[6]
(.25)	(3.23)	(3.48)	56.31	23.49	93,649		.62		.53
(.25)	(2.53)	(2.78)	48.81	19.60	81,221		.64		.64
(.27)	(3.39)	(3.66)	43.47	9.31	74,847		.66		.57
(.17)	(4.06)	(4.23)	43.31	2.12	72,321		.65		.51
(.14)	(2.75)	(2.89)	46.70	25.00	73,975		.66		.39

—	(4.82)	(4.82)	43.76	(4.98)[5]	4,361		1.42	[6]	(.29)[6]
—	(3.23)	(3.23)	51.96	22.54	4,953		1.42		(.28)
—	(2.53)	(2.53)	45.39	18.63	4,745		1.44		(.17)
—	(3.39)	(3.39)	40.69	8.47	5,009		1.46		(.23)
—	(4.06)	(4.06)	40.80	1.29	5,480		1.45		(.29)
—	(2.75)	(2.75)	44.41	23.99	6,232		1.45		(.41)

(.42)	(4.82)	(5.24)	47.69	(4.52)[5,7]	—	[8]	.41	[6,7]	.72	[6,7]
(.37)	(3.23)	(3.60)	56.34	23.76 [7]	—	[8]	.42	[7]	.73	[7]
—	—	—	48.84	7.62 [5,7]	—	[8]	.18	[5,7]	.38	[5,7]

(.26)	(4.82)	(5.08)	47.41	(4.63)[5]	7,643		.71	[6]	.42	[6]
(.20)	(3.23)	(3.43)	55.92	23.43	8,381		.69		.45
(.23)	(2.53)	(2.76)	48.47	19.50	8,574		.70		.57
(.25)	(3.39)	(3.64)	43.20	9.28	8,494		.71		.52
(.10)	(4.06)	(4.16)	43.05	2.07	8,273		.70		.46
(.12)	(2.75)	(2.87)	46.40	24.93	10,569		.69		.36

(.42)	(4.82)	(5.24)	47.61	(4.49)[5]	21,536		.43	[6]	.69	[6]
(.36)	(3.23)	(3.59)	56.25	23.76	22,226		.42		.74
(.35)	(2.53)	(2.88)	48.76	19.83	16,049		.43		.84
(.37)	(3.39)	(3.76)	43.45	9.57	12,100		.44		.79
(.29)	(4.06)	(4.35)	43.29	2.35	10,723		.43		.73
(.24)	(2.75)	(2.99)	46.71	25.27	8,637		.43		.62

(.47)	(4.82)	(5.29)	47.73	(4.45)[5]	4,945		.33	[6]	.80	[6]
(.41)	(3.23)	(3.64)	56.41	23.86	4,704		.33		.84
—	—	—	48.90	10.24 [5]	2,687		.34	[6]	1.08	[6]

See end of table for footnotes.

The Growth Fund of America	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2019[3,4]	$55.70	$.10	$(3.52)	$(3.42)
8/31/2018	48.33	.24	10.59	10.83
8/31/2017	43.08	.25	7.75	8.00
8/31/2016	42.95	.20	3.56	3.76
8/31/2015	46.35	.19	.61	.80
8/31/2014	39.66	.13	9.42	9.55
Class 529-C:
2/28/2019[3,4]	52.11	(.08)	(3.31)	(3.39)
8/31/2018	45.54	(.16)	9.96	9.80
8/31/2017	40.83	(.09)	7.33	7.24
8/31/2016	40.96	(.11)	3.37	3.26
8/31/2015	44.58	(.15)	.59	.44
8/31/2014	38.43	(.20)	9.10	8.90
Class 529-E:
2/28/2019[3,4]	55.07	.05	(3.48)	(3.43)
8/31/2018	47.81	.11	10.48	10.59
8/31/2017	42.65	.14	7.67	7.81
8/31/2016	42.54	.10	3.53	3.63
8/31/2015	45.94	.08	.60	.68
8/31/2014	39.34	.03	9.33	9.36
Class 529-T:
2/28/2019[3,4]	56.32	.17	(3.59)	(3.42)
8/31/2018	48.83	.35	10.72	11.07
8/31/2017[3,9]	45.38	.17	3.28	3.45
Class 529-F-1:
2/28/2019[3,4]	55.65	.16	(3.55)	(3.39)
8/31/2018	48.28	.35	10.58	10.93
8/31/2017	43.04	.35	7.74	8.09
8/31/2016	42.92	.29	3.55	3.84
8/31/2015	46.33	.29	.59	.88
8/31/2014	39.64	.23	9.41	9.64
Class R-1:
2/28/2019[3,4]	52.74	(.07)	(3.35)	(3.42)
8/31/2018	46.04	(.14)	10.07	9.93
8/31/2017	41.23	(.07)	7.41	7.34
8/31/2016	41.29	(.08)	3.41	3.33
8/31/2015	44.88	(.11)	.58	.47
8/31/2014	38.64	(.16)	9.15	8.99

30	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$(.27)	$(4.82)	$(5.09)	$47.19	(4.63)%[5]	$8,547		.71%[6]		.41%[6]
(.23)	(3.23)	(3.46)	55.70	23.41	9,114		.70		.46
(.22)	(2.53)	(2.75)	48.33	19.50	7,233		.71		.57
(.24)	(3.39)	(3.63)	43.08	9.23	6,229		.74		.48
(.14)	(4.06)	(4.20)	42.95	2.04	5,849		.73		.43
(.11)	(2.75)	(2.86)	46.35	24.89	5,799		.74		.31

—	(4.82)	(4.82)	43.90	(4.99)[5]	1,073		1.46	[6]	(.33)[6]
—	(3.23)	(3.23)	52.11	22.46	1,240		1.46		(.34)
—	(2.53)	(2.53)	45.54	18.59	1,625		1.48		(.21)
—	(3.39)	(3.39)	40.83	8.39	1,469		1.52		(.29)
—	(4.06)	(4.06)	40.96	1.27	1,421		1.51		(.35)
—	(2.75)	(2.75)	44.58	23.91	1,440		1.52		(.47)

(.14)	(4.82)	(4.96)	46.68	(4.74)[5]	315		.94	[6]	.19 [6]
(.10)	(3.23)	(3.33)	55.07	23.11	351		.94		.21
(.12)	(2.53)	(2.65)	47.81	19.20	307		.95		.32
(.13)	(3.39)	(3.52)	42.65	8.99	272		.98		.25
(.02)	(4.06)	(4.08)	42.54	1.79	260		.98		.18
(.01)	(2.75)	(2.76)	45.94	24.57	263		.99		.06

(.39)	(4.82)	(5.21)	47.69	(4.53)[5,7]	—	[8]	.45	[6,7]	.67 [6,7]
(.35)	(3.23)	(3.58)	56.32	23.70 [7]	—	[8]	.47	[7]	.68 [7]
—	—	—	48.83	7.60 [5,7]	—	[8]	.20	[5,7]	.37 [5,7]

(.40)	(4.82)	(5.22)	47.04	(4.53)[5]	424		.48	[6]	.65 [6]
(.33)	(3.23)	(3.56)	55.65	23.69	384		.47		.68
(.32)	(2.53)	(2.85)	48.28	19.76	291		.49		.79
(.33)	(3.39)	(3.72)	43.04	9.46	231		.52		.70
(.23)	(4.06)	(4.29)	42.92	2.26	211		.51		.65
(.20)	(2.75)	(2.95)	46.33	25.16	200		.52		.53

—	(4.82)	(4.82)	44.50	(4.98)[5]	382		1.43	[6]	(.31)[6]
—	(3.23)	(3.23)	52.74	22.50	448		1.42		(.28)
—	(2.53)	(2.53)	46.04	18.65	419		1.43		(.16)
—	(3.39)	(3.39)	41.23	8.49	438		1.43		(.20)
—	(4.06)	(4.06)	41.29	1.33	483		1.42		(.27)
—	(2.75)	(2.75)	44.88	24.02	542		1.43		(.38)

See end of table for footnotes.

The Growth Fund of America	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2019[3,4]	$53.29	$(.07)	$(3.38)	$(3.45)
8/31/2018	46.47	(.13)	10.18	10.05
8/31/2017	41.60	(.07)	7.47	7.40
8/31/2016	41.62	(.07)	3.44	3.37
8/31/2015	45.17	(.08)	.59	.51
8/31/2014	38.85	(.14)	9.21	9.07
Class R-2E:
2/28/2019[3,4]	55.21	— [11]	(3.49)	(3.49)
8/31/2018	48.00	.02	10.52	10.54
8/31/2017	42.92	.08	7.70	7.78
8/31/2016	43.09	.07	3.55	3.62
8/31/2015	46.70	.10	.65	.75
8/31/2014[3,12]	46.70	—	—	—
Class R-3:
2/28/2019[3,4]	55.14	.04	(3.47)	(3.43)
8/31/2018	47.86	.09	10.49	10.58
8/31/2017	42.68	.13	7.68	7.81
8/31/2016	42.55	.10	3.53	3.63
8/31/2015	45.94	.08	.60	.68
8/31/2014	39.33	.03	9.34	9.37
Class R-4:
2/28/2019[3,4]	55.79	.11	(3.53)	(3.42)
8/31/2018	48.38	.24	10.63	10.87
8/31/2017	43.13	.27	7.76	8.03
8/31/2016	42.99	.22	3.56	3.78
8/31/2015	46.38	.22	.60	.82
8/31/2014	39.68	.16	9.42	9.58
Class R-5E:
2/28/2019[3,4]	55.97	.16	(3.57)	(3.41)
8/31/2018	48.55	.42	10.59	11.01
8/31/2017	43.34	.38	7.77	8.15
8/31/2016[3,13]	45.73	.22	1.21	1.43
Class R-5:
2/28/2019[3,4]	56.35	.19	(3.59)	(3.40)
8/31/2018	48.84	.40	10.72	11.12
8/31/2017	43.50	.41	7.82	8.23
8/31/2016	43.33	.35	3.60	3.95
8/31/2015	46.73	.35	.60	.95
8/31/2014	39.96	.29	9.49	9.78

32	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

$—	$(4.82)	$(4.82)	$45.02	(4.99)%[5]	$2,049		1.44%[6]		(.31)%[6]
—	(3.23)	(3.23)	53.29	22.55	2,304		1.41		(.27)
—	(2.53)	(2.53)	46.47	18.63	2,153		1.42		(.15)
—	(3.39)	(3.39)	41.60	8.53	2,137		1.40		(.18)
—	(4.06)	(4.06)	41.62	1.42	2,246		1.35		(.19)
—	(2.75)	(2.75)	45.17	24.10	2,496		1.38		(.33)

(.10)	(4.82)	(4.92)	46.80	(4.86)[5]	188		1.14	[6]	(.01)[6]
(.10)	(3.23)	(3.33)	55.21	22.90	185		1.12		.04
(.17)	(2.53)	(2.70)	48.00	19.02	108		1.12		.18
(.40)	(3.39)	(3.79)	42.92	8.89	34		1.11		.17
(.30)	(4.06)	(4.36)	43.09	1.92 [7]	—	[8]	.96	[7]	.22 [7]
—	—	—	46.70	—	—	[8]	—		—

(.10)	(4.82)	(4.92)	46.79	(4.75)[5]	5,786		.98	[6]	.14 [6]
(.07)	(3.23)	(3.30)	55.14	23.06	6,728		.97		.17
(.10)	(2.53)	(2.63)	47.86	19.18	6,518		.98		.30
(.11)	(3.39)	(3.50)	42.68	8.99	6,507		.98		.24
(.01)	(4.06)	(4.07)	42.55	1.79	7,226		.97		.19
(.01)	(2.75)	(2.76)	45.94	24.60	8,325		.98		.07

(.27)	(4.82)	(5.09)	47.28	(4.63)[5]	7,312		.68	[6]	.44 [6]
(.23)	(3.23)	(3.46)	55.79	23.46	8,391		.67		.47
(.25)	(2.53)	(2.78)	48.38	19.54	8,123		.68		.59
(.25)	(3.39)	(3.64)	43.13	9.29	7,762		.68		.54
(.15)	(4.06)	(4.21)	42.99	2.11	7,149		.67		.48
(.13)	(2.75)	(2.88)	46.38	24.97	7,835		.68		.37

(.43)	(4.82)	(5.25)	47.31	(4.52)[5]	686		.46	[6]	.66 [6]
(.36)	(3.23)	(3.59)	55.97	23.72	296		.45		.79
(.41)	(2.53)	(2.94)	48.55	19.78	31		.47		.83
(.43)	(3.39)	(3.82)	43.34	3.60 [5]	—	[8]	.56	[6]	.70 [6]

(.43)	(4.82)	(5.25)	47.70	(4.48)[5]	2,841		.38	[6]	.75 [6]
(.38)	(3.23)	(3.61)	56.35	23.81	3,430		.37		.77
(.36)	(2.53)	(2.89)	48.84	19.90	3,665		.38		.90
(.39)	(3.39)	(3.78)	43.50	9.64	3,551		.39		.84
(.29)	(4.06)	(4.35)	43.33	2.40	4,982		.38		.78
(.26)	(2.75)	(3.01)	46.73	25.33	5,450		.38		.67

See end of table for footnotes.

The Growth Fund of America	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2019[3,4]	$56.44	$.20	$(3.59)	$(3.39)
8/31/2018	48.91	.44	10.72	11.16
8/31/2017	43.57	.43	7.83	8.26
8/31/2016	43.40	.37	3.60	3.97
8/31/2015	46.80	.37	.61	.98
8/31/2014	40.02	.31	9.50	9.81

	Six months ended	Year ended August 31
	February 28, 2019[3,4,5]	2018	2017	2016	2015	2014
Portfolio turnover rate for all share classes	21%	28%	25%	31%	29%	26%

See notes to financial statements

34	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets

$(.47)	$(4.82)	$(5.29)	$47.76	(4.45)%[5]	$30,896	.33%[6]	.80%[6]
(.40)	(3.23)	(3.63)	56.44	23.88	31,562	.32	.83
(.39)	(2.53)	(2.92)	48.91	19.95	22,661	.33	.95
(.41)	(3.39)	(3.80)	43.57	9.68	16,299	.33	.89
(.32)	(4.06)	(4.38)	43.40	2.45	13,594	.33	.83
(.28)	(2.75)	(3.03)	46.80	25.39	12,407	.33	.72

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Amount less than $.01.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

The Growth Fund of America	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2018, through February 28, 2019).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	The Growth Fund of America

	Beginning account value 9/1/2018	Ending account value 2/28/2019	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$953.89	$3.10	.64%
Class A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class C – actual return	1,000.00	950.20	6.87	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class T – actual return	1,000.00	954.85	1.99	.41
Class T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-1 – actual return	1,000.00	953.65	3.44	.71
Class F-1 – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class F-2 – actual return	1,000.00	955.06	2.08	.43
Class F-2 – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class F-3 – actual return	1,000.00	955.46	1.60	.33
Class F-3 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class 529-A – actual return	1,000.00	953.66	3.44	.71
Class 529-A – assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-C – actual return	1,000.00	950.13	7.06	1.46
Class 529-C – assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E – actual return	1,000.00	952.55	4.55	.94
Class 529-E – assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-T – actual return	1,000.00	954.71	2.18	.45
Class 529-T – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-1 – actual return	1,000.00	954.68	2.33	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 – actual return	1,000.00	950.16	6.91	1.43
Class R-1 – assumed 5% return	1,000.00	1,017.70	7.15	1.43
Class R-2 – actual return	1,000.00	950.10	6.96	1.44
Class R-2 – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2E – actual return	1,000.00	951.44	5.52	1.14
Class R-2E – assumed 5% return	1,000.00	1,019.14	5.71	1.14
Class R-3 – actual return	1,000.00	952.46	4.74	.98
Class R-3 – assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 – actual return	1,000.00	953.73	3.29	.68
Class R-4 – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5E – actual return	1,000.00	954.76	2.23	.46
Class R-5E – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class R-5 – actual return	1,000.00	955.19	1.84	.38
Class R-5 – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class R-6 – actual return	1,000.00	955.49	1.60	.33
Class R-6 – assumed 5% return	1,000.00	1,023.16	1.66	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	37

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38	The Growth Fund of America

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The Growth Fund of America	39

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40	The Growth Fund of America

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The Growth Fund of America	41

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42	The Growth Fund of America

Results of special meeting of shareholders

Held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date):
3,540,186,326

Total shares voting on November 28, 2018:

2,742,521,777 (77.5% of shares outstanding)

The proposal: to elect board members

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Joseph C. Berenato	2,683,766,417	97.9%	58,755,361	2.1%
Joseph Bonner	2,688,766,925	98.0	53,754,853	2.0
Louise H. Bryson	2,690,879,159	98.1	51,642,618	1.9
Mary Anne Dolan	2,690,601,114	98.1	51,920,663	1.9
Brady L. Enright	2,689,708,339	98.1	52,813,438	1.9
John G. Freund	2,686,816,998	98.0	55,704,779	2.0
Yvonne Greenstreet	2,491,820,315	90.9	250,701,462	9.1
Linda Griego	2,690,198,365	98.1	52,323,412	1.9
Leonade D. Jones	2,683,465,770	97.8	59,056,007	2.2
Sharon I. Meers	2,693,397,558	98.2	49,124,220	1.8
Anne-Marie Peterson	2,693,143,392	98.2	49,378,385	1.8
Kenneth M. Simril	2,688,831,510	98.0	53,690,268	2.0
Christopher E. Stone	2,525,848,425	92.1	216,673,353	7.9

The Growth Fund of America	43

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	The Growth Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2019, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®

Investment portfolio

February 28, 2019

unaudited

Common stocks 92.41% Information technology 20.04%	Shares	Value (000)
Microsoft Corp.	68,282,100	$7,649,644
Broadcom Inc.	12,767,917	3,515,774
Mastercard Inc., Class A	11,608,740	2,609,297
ServiceNow, Inc.1	8,167,266	1,955,570
Taiwan Semiconductor Manufacturing Co., Ltd.	194,376,000	1,509,459
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	341,445
ASML Holding NV	4,970,162	910,861
ASML Holding NV (New York registered)	4,222,200	772,114
Samsung Electronics Co., Ltd.	39,808,000	1,596,284
Samsung Electronics Co., Ltd., nonvoting preferred	1,590,000	50,894
Visa Inc., Class A	8,209,000	1,215,917
Workday, Inc., Class A1	5,453,500	1,079,411
Intel Corp.	20,252,000	1,072,546
Worldpay, Inc., Class A1	11,165,500	1,069,655
Autodesk, Inc.1	6,378,000	1,039,678
FleetCor Technologies, Inc.1,2	4,319,200	1,007,583
Fiserv, Inc.1	11,654,600	987,028
Arista Networks, Inc.1	2,639,931	753,040
Atlassian Corp. PLC, Class A1	6,661,218	715,948
salesforce.com, inc.1	3,260,000	533,499
Applied Materials, Inc.	12,083,000	463,262
Paycom Software, Inc.1	2,345,516	426,251
Jack Henry & Associates, Inc.	3,100,000	411,153
RingCentral, Inc., Class A1	3,201,258	337,061
Micron Technology, Inc.1	7,580,000	309,870
QUALCOMM Inc.	5,715,000	305,124
Amphenol Corp., Class A	3,187,000	299,482
PayPal Holdings, Inc.1	2,707,500	265,525
Intuit Inc.	1,035,845	255,988
Keyence Corp.	439,000	255,724
Accenture PLC, Class A	1,461,545	235,864
Hexagon AB, Class B	4,431,102	233,070
Analog Devices, Inc.	2,163,000	231,355
Texas Instruments Inc.	2,163,300	228,834
MongoDB, Inc., Class A1	1,996,310	202,745
Symantec Corp.	8,900,000	200,161
Adobe Inc.1	756,300	198,529
Qorvo, Inc.1	2,826,668	198,263
TE Connectivity Ltd.	2,371,000	194,635
Apple Inc.	1,082,000	187,348
Trimble Inc.1	4,528,744	181,195
Xilinx, Inc.	1,350,000	169,155
Skyworks Solutions, Inc.	2,000,000	163,320
Alteryx, Inc., Class A1	1,629,588	124,354
Global Payments Inc.	845,000	110,171
NetApp, Inc.	1,598,500	104,222
Lam Research Corp.	560,000	98,610

The Growth Fund of America — Page 1 of 9

unaudited

Common stocks (continued) Information technology (continued)	Shares	Value (000)
DocuSign, Inc.1	1,655,000	$91,273
HubSpot, Inc.1	457,800	77,084
Zendesk, Inc.1	846,000	66,851
EPAM Systems, Inc.1	263,312	42,599
Shopify Inc., Class A, subordinate voting shares1	208,000	39,343
AAC Technologies Holdings Inc.	5,720,000	33,993
Smartsheet Inc., Class A1	422,500	16,156
		37,144,217
Communication services 16.61%
Facebook, Inc., Class A1	55,131,120	8,900,919
Alphabet Inc., Class C1	4,237,537	4,745,702
Alphabet Inc., Class A1	3,004,370	3,384,573
Netflix, Inc.1	19,939,814	7,140,447
Charter Communications, Inc., Class A1	5,101,614	1,759,598
Activision Blizzard, Inc.	36,526,785	1,539,239
Comcast Corp., Class A	16,356,900	632,521
CBS Corp., Class B	12,159,000	610,503
Twenty-First Century Fox, Inc., Class A	10,064,400	507,548
Discovery, Inc., Class A1	10,010,115	289,292
Discovery, Inc., Class C1	3,923,000	106,902
T-Mobile US, Inc.1	5,127,393	370,249
Grupo Televisa, SAB, ordinary participation certificates (ADR)	31,525,300	368,216
Spotify Technology SA1	847,000	118,699
Naspers Ltd., Class N	536,000	115,819
SoftBank Group Corp.	725,000	66,864
Altice USA, Inc., Class A	3,035,763	66,210
Electronic Arts Inc.1	640,600	61,357
MultiChoice Group Ltd.1	536,000	3,995
		30,788,653
Health care 15.51%
UnitedHealth Group Inc.	18,391,305	4,454,742
Thermo Fisher Scientific Inc.	8,370,000	2,172,601
Abbott Laboratories	26,521,131	2,058,570
AbbVie Inc.	22,180,470	1,757,580
Illumina, Inc.1	5,071,236	1,586,131
Regeneron Pharmaceuticals, Inc.1	3,277,800	1,411,880
Vertex Pharmaceuticals Inc.1	6,965,157	1,314,673
Amgen Inc.	6,582,940	1,251,285
Cigna Corp.	7,032,279	1,226,711
Humana Inc.	3,988,000	1,136,740
Boston Scientific Corp.1	28,275,000	1,134,393
Bluebird Bio, Inc.1,2	5,195,960	806,517
Stryker Corp.	3,882,927	731,971
BioMarin Pharmaceutical Inc.1	7,718,515	719,829
Teva Pharmaceutical Industries Ltd. (ADR)1	42,067,533	707,997
Gilead Sciences, Inc.	9,113,140	592,536
Biogen Inc.1	1,673,000	548,761
Hologic, Inc.1	10,235,000	482,580
Seattle Genetics, Inc.1	5,671,800	421,301
Pfizer Inc.	8,865,000	384,298
Centene Corp.1	6,062,000	369,115
Edwards Lifesciences Corp.1	1,806,700	305,856
DexCom, Inc.1	2,188,000	304,854

The Growth Fund of America — Page 2 of 9

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
WellCare Health Plans, Inc.1	1,200,000	$304,296
Ultragenyx Pharmaceutical Inc.1,2	4,296,528	275,579
Eli Lilly and Co.	1,806,800	228,181
Neurocrine Biosciences, Inc.1	2,888,000	223,098
ResMed Inc.	2,010,000	205,884
Mettler-Toledo International Inc.1	300,000	204,273
PerkinElmer, Inc.	1,935,000	182,200
CVS Health Corp.	3,103,354	179,467
Johnson & Johnson	1,219,296	166,605
Intuitive Surgical, Inc.1	285,200	156,178
Daiichi Sankyo Co., Ltd.	3,484,200	130,253
Danaher Corp.	910,000	115,588
NovoCure Ltd.1	1,900,000	102,049
Madrigal Pharmaceuticals, Inc.1	681,005	89,402
Verily Life Sciences LLC1,3,4,5	673,374	83,000
Integra LifeSciences Holdings Corp.1	1,449,400	79,848
Novo Nordisk A/S, Class B	1,416,000	69,479
Acerta Pharma BV1,3,4,5	273,779,325	31,649
Grifols, SA, Class B, nonvoting preferred, non-registered shares	1,567,500	29,989
Allogene Therapeutics, Inc.1	300,000	9,507
		28,747,446
Consumer discretionary 13.24%
Amazon.com, Inc.1	4,356,295	7,143,583
Home Depot, Inc.	15,052,000	2,786,727
NIKE, Inc., Class B	27,107,000	2,323,883
Alibaba Group Holding Ltd. (ADR)1	7,668,000	1,403,474
Tesla, Inc.1	3,725,000	1,191,553
Lowe’s Companies, Inc.	10,133,600	1,064,940
Marriott International, Inc., Class A	6,924,581	867,442
Hilton Worldwide Holdings Inc.	9,337,757	775,968
Booking Holdings Inc.1	431,700	732,612
General Motors Co.	14,625,000	577,395
Ulta Beauty, Inc.1	1,415,000	442,173
Chipotle Mexican Grill, Inc.1	623,700	378,916
Mattel, Inc.1,2	25,127,000	362,331
ServiceMaster Global Holdings, Inc.1,2	7,572,514	341,975
Norwegian Cruise Line Holdings Ltd.1	6,114,322	339,528
Ross Stores, Inc.	3,468,700	328,937
Sony Corp.	5,817,000	278,730
MGM Resorts International	9,245,000	247,304
LVMH Moët Hennessy-Louis Vuitton SE	614,000	210,915
Hermès International	326,000	206,466
Bright Horizons Family Solutions Inc.1	1,583,000	196,292
LKQ Corp.1	6,980,000	193,346
McDonald’s Corp.	979,100	179,998
Grand Canyon Education, Inc.1	1,500,000	173,520
Wynn Resorts, Ltd.	1,142,677	144,594
Ollie’s Bargain Outlet Holdings, Inc.1	1,616,000	142,564
Restaurant Brands International Inc.	2,240,000	141,590
Vail Resorts, Inc.	650,000	135,453
Cie. Financière Richemont SA, Class A	1,656,000	126,832
Etsy, Inc.1	1,650,000	117,596
Domino’s Pizza, Inc.	427,000	107,151
Lennar Corp., Class A	2,149,000	103,109

The Growth Fund of America — Page 3 of 9

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Industria de Diseño Textil, SA	3,413,465	$103,045
D.R. Horton, Inc.	2,442,000	94,969
Caesars Entertainment Corp.1	9,407,085	81,089
Five Below, Inc.1	625,000	75,219
Floor & Decor Holdings, Inc., Class A1	2,014,000	74,881
Paddy Power Betfair PLC	710,000	57,420
Toll Brothers, Inc.	1,580,000	56,248
Volkswagen AG, nonvoting preferred	210,481	36,127
Volkswagen AG	109,519	19,359
Las Vegas Sands Corp.	800,000	49,144
YUM! Brands, Inc.	483,000	45,644
Canada Goose Holdings Inc., subordinate voting1	790,000	44,959
Valeo SA, non-registered shares	1,020,000	32,196
		24,537,197
Financials 7.82%
Berkshire Hathaway Inc., Class A1	6,390	1,931,058
Berkshire Hathaway Inc., Class B1	5,452,000	1,097,488
JPMorgan Chase & Co.	13,880,467	1,448,566
CME Group Inc., Class A	5,745,800	1,045,218
AIA Group Ltd.	88,141,000	881,438
American International Group, Inc.	17,378,160	750,737
PNC Financial Services Group, Inc.	4,823,000	607,794
First Republic Bank	5,449,930	572,134
Capital One Financial Corp.	6,830,000	570,851
Intercontinental Exchange, Inc.	6,518,782	502,924
HDFC Bank Ltd.	11,610,408	339,132
HDFC Bank Ltd. (ADR)	1,612,000	163,006
Bank of America Corp.	14,965,000	435,182
Legal & General Group PLC	111,984,892	416,778
Goldman Sachs Group, Inc.	1,978,100	389,092
Chubb Ltd.	2,725,000	364,878
BlackRock, Inc.	784,000	347,484
Wells Fargo & Co.	5,860,000	292,355
Marsh & McLennan Companies, Inc.	2,703,850	251,512
Onex Corp.	3,941,205	237,050
Federal Home Loan Mortgage Corp.1	91,929,599	236,259
Arch Capital Group Ltd.1	7,152,500	233,672
SVB Financial Group1	825,500	204,031
London Stock Exchange Group PLC	2,897,000	173,179
Fannie Mae1	63,409,900	169,939
State Street Corp.	2,102,000	151,071
Charles Schwab Corp.	3,192,000	146,864
MarketAxess Holdings Inc.	580,000	141,450
Moody’s Corp.	629,000	108,892
Morgan Stanley	2,225,000	93,406
Bank of Ireland Group PLC	14,006,667	91,529
Royal Bank of Canada	1,023,000	79,954
Fifth Third Bancorp	559,300	15,425
		14,490,348
Industrials 6.51%
Airbus SE, non-registered shares	12,527,000	1,618,668
TransDigm Group Inc.1,2	3,090,000	1,341,338
CSX Corp.	15,893,400	1,154,973

The Growth Fund of America — Page 4 of 9

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA	5,358,670	$730,817
Old Dominion Freight Line, Inc.2	4,481,717	675,708
General Dynamics Corp.	3,167,000	539,087
Northrop Grumman Corp.	1,800,400	522,044
Rolls-Royce Holdings PLC1	32,931,669	417,134
Union Pacific Corp.	2,423,000	406,337
Boeing Co.	804,000	353,728
L3 Technologies, Inc.	1,635,000	346,211
Westinghouse Air Brake Technologies Corp.	4,082,020	299,049
J.B. Hunt Transport Services, Inc.	2,657,000	286,079
Lockheed Martin Corp.	872,000	269,806
Ryanair Holdings PLC (ADR)1	3,010,758	224,422
Textron Inc.	3,925,000	213,128
Delta Air Lines, Inc.	4,284,000	212,401
Deere & Co.	1,240,559	203,501
IDEX Corp.	1,400,000	201,740
Nidec Corp.	1,650,000	199,468
Waste Management, Inc.	1,870,000	189,338
Equifax Inc.	1,669,000	182,772
Parker-Hannifin Corp.	1,036,851	182,652
United Continental Holdings, Inc.1	2,040,000	179,132
Norfolk Southern Corp.	972,000	174,280
International Consolidated Airlines Group, SA (CDI)	20,667,886	164,203
Fortive Corp.	1,951,000	159,143
MTU Aero Engines AG	636,415	136,453
ASGN Inc.1	2,101,000	135,325
Johnson Controls International PLC	2,993,500	105,581
Waste Connections, Inc.	1,069,000	89,155
General Electric Co.	4,751,500	49,368
Caterpillar Inc.	263,000	36,120
BWX Technologies, Inc.	678,100	35,499
Harmonic Drive Systems Inc.	955,000	31,186
		12,065,846
Energy 5.80%
EOG Resources, Inc.2	30,821,014	2,897,175
Concho Resources Inc.2	19,023,589	2,092,595
Diamondback Energy, Inc.2	10,388,000	1,069,237
ConocoPhillips	7,960,400	540,113
Pioneer Natural Resources Co.	3,208,328	452,214
Noble Energy, Inc.	20,179,716	446,981
Halliburton Co.	12,921,400	396,558
Enbridge Inc.	7,836,568	289,893
Enbridge Inc. (CAD denominated)6	2,564,213	94,856
Chevron Corp.	2,700,000	322,866
Suncor Energy Inc.	9,337,595	321,861
Exxon Mobil Corp.	3,447,442	272,451
Baker Hughes, a GE Co., Class A	9,000,000	237,420
Canadian Natural Resources, Ltd. (CAD denominated)	5,798,500	164,708
Canadian Natural Resources, Ltd.	1,900,000	53,960
Reliance Industries Ltd.	10,890,000	188,484
Royal Dutch Shell PLC, Class B	2,604,850	81,692
Royal Dutch Shell PLC, Class B (ADR)	928,800	59,081
Royal Dutch Shell PLC, Class A (ADR)	147,930	9,203
Royal Dutch Shell PLC, Class A	89,988	2,804

The Growth Fund of America — Page 5 of 9

unaudited

Common stocks (continued) Energy (continued)	Shares	Value (000)
Murphy Oil Corp.	4,474,500	$129,313
Schlumberger Ltd.	2,667,484	117,529
Cabot Oil & Gas Corp.	4,530,000	111,529
Occidental Petroleum Corp.	1,637,000	108,287
Cimarex Energy Co.	1,220,000	87,730
Centennial Resource Development, Inc., Class A1	6,957,000	63,100
TechnipFMC PLC	2,206,000	49,172
Williams Companies, Inc.	1,730,000	46,174
Equitrans Midstream Corp.	1,468,600	25,906
Ensco PLC, Class A	6,115,591	25,074
Seven Generations Energy Ltd., Class A1	580,000	4,240
Chesapeake Energy Corp.1	140,000	414
		10,762,620
Consumer staples 3.20%
Philip Morris International Inc.	18,136,788	1,576,812
Costco Wholesale Corp.	5,701,817	1,247,216
Altria Group, Inc.	10,181,000	533,586
Constellation Brands, Inc., Class A	3,142,000	531,501
Herbalife Nutrition Ltd.1	7,164,000	401,901
Pernod Ricard SA	2,034,000	350,275
British American Tobacco PLC	8,488,911	310,587
British American Tobacco PLC (ADR)	248,299	9,122
Kerry Group PLC, Class A	2,765,824	284,712
Glanbia PLC	11,621,196	235,686
Reckitt Benckiser Group PLC	2,446,800	187,157
Coca-Cola European Partners PLC	2,150,000	101,351
Coca-Cola Co.	1,980,000	89,773
Church & Dwight Co., Inc.	567,600	37,348
The Estée Lauder Companies Inc., Class A	226,600	35,563
		5,932,590
Materials 2.43%
DowDuPont Inc.	16,981,675	903,935
Linde PLC	3,479,000	602,702
Freeport-McMoRan Inc.	41,832,985	539,646
Sherwin-Williams Co.	1,210,000	524,172
Alcoa Corp.1,2	15,455,000	455,922
First Quantum Minerals Ltd.2	37,626,524	431,463
Celanese Corp.	2,493,000	255,009
Vale SA, ordinary nominative	10,752,675	134,833
Vale SA, ordinary nominative (ADR)	7,237,912	90,329
Shin-Etsu Chemical Co., Ltd.	2,489,300	207,045
Teck Resources Ltd., Class B	5,599,000	125,472
Norsk Hydro ASA	28,259,646	117,046
Fortescue Metals Group Ltd.	14,338,513	61,636
Barrick Gold Corp.	4,708,000	59,509
		4,508,719
Real estate 1.25%
American Tower Corp. REIT	5,593,892	985,364
Equinix, Inc. REIT	1,855,800	785,931
Digital Realty Trust, Inc. REIT	1,795,000	203,051
Iron Mountain Inc. REIT	5,000,000	177,100

The Growth Fund of America — Page 6 of 9

unaudited

Common stocks (continued) Real estate (continued)	Shares	Value (000)
Redfin Corp.1,2	5,765,790	$115,143
Crown Castle International Corp. REIT	483,000	57,356
		2,323,945
Total common stocks (cost: $101,920,704,000)		171,301,581
Preferred securities 0.55% Financials 0.55%
Fannie Mae, Series S, 8.25% noncumulative1	33,403,557	323,347
Fannie Mae, Series T, 8.25% noncumulative1	16,806,326	148,568
Fannie Mae, Series O, 7.00% noncumulative1	6,592,272	107,124
Fannie Mae, Series R, 7.625% noncumulative1	3,695,715	31,820
Fannie Mae, Series P, 4.50% noncumulative1	755,000	6,123
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative1	40,106,123	379,404
Federal Home Loan Mortgage Corp., Series V, 5.57%1	2,031,012	16,248
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative1	239,000	1,864
Total preferred securities (cost: $754,426,000)		1,014,498
Rights & warrants 0.01% Financials 0.01%
American International Group, Inc., warrants, expire 20211	2,000,000	12,260
Total rights & warrants (cost: $30,139,000)		12,260
Convertible stocks 0.08% Consumer discretionary 0.08%
Uber Technologies, Inc., Series F, noncumulative convertible preferred3,4,5	2,884,815	140,699
Total convertible stocks (cost: $114,350,000)		140,699
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%	Principal amount (000)
U.S. Treasury (3-month U.S. Treasury Bill Yield + 1.15%) 2.535% 20217	$125,000	124,931
Total bonds, notes & other debt instruments (cost: $125,000,000)		124,931
Short-term securities 6.91%
3M Co. 2.43% due 3/4/20196	25,500	25,493
Apple Inc. 2.45%–2.52% due 3/8/2019–4/17/20196	158,100	157,701
CAFCO, LLC 2.78% due 3/15/20196	45,000	44,954
Chariot Funding, LLC 2.68% due 3/4/20196	60,000	59,984
Chevron Corp. 2.42%–2.50% due 3/11/2019–3/29/20196	251,000	250,666
Cisco Systems, Inc. 2.40%–2.45% due 3/7/2019–4/23/20196	240,000	239,460
CRC Funding, LLC 2.50% due 4/25/20196	75,000	74,709
ExxonMobil Corp. 2.41%–2.46% due 3/22/2019–4/23/2019	236,300	235,788
Fannie Mae 2.37%–2.38% due 3/18/2019–3/27/2019	809,100	807,918
Federal Farm Credit Banks 2.39% due 4/8/2019	22,600	22,541
Federal Home Loan Bank 2.31%–2.43% due 3/4/2019–4/16/2019	3,630,600	3,625,056
Freddie Mac 2.38%–2.41% due 4/17/2019–5/20/2019	350,000	348,783

The Growth Fund of America — Page 7 of 9

unaudited

Short-term securities (continued)	Principal amount (000)	Value (000)
General Dynamics Corp. 2.45%–2.48% due 3/20/2019–3/28/20196	$129,600	$129,395
Home Depot Inc. 2.36% due 3/1/20196	37,000	36,998
IBM Corp. 2.40% due 3/12/20196	33,300	33,273
IBM Credit LLC 2.54% due 4/23/20196	174,000	173,342
Intel Corp. 2.33% due 3/20/20196	50,000	49,933
Jupiter Securitization Co., LLC 2.67% due 3/1/20196	30,000	29,998
Kimberly-Clark Corp. 2.41% due 3/13/20196	26,100	26,077
Merck & Co. Inc. 2.45%–2.52% due 3/12/2019–4/11/20196	185,000	184,582
Pfizer Inc. 2.57%–2.61% due 4/5/2019–4/16/20196	87,000	86,779
Simon Property Group, LP 2.57% due 3/4/20196	50,000	49,987
U.S. Treasury Bills 2.23%–2.43% due 3/1/2019–5/2/2019	5,901,300	5,889,574
Wal-Mart Stores, Inc. 2.39%–2.48% due 3/1/2019–4/8/20196	235,000	234,732
Total short-term securities (cost: $12,817,888,000)		12,817,723
Total investment securities 100.03% (cost: $115,762,507,000)		185,411,692
Other assets less liabilities (0.03)%		(51,386)
Net assets 100.00%		$185,360,306

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Represents an affiliated company as defined under the Investment Company Act of 1940.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $255,348,000, which represented .14% of the net assets of the fund.
4	Value determined using significant unobservable inputs.
5	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
6	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,982,919,000, which represented 1.07% of the net assets of the fund.
7	Coupon rate may change periodically.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, noncumulative convertible preferred	5/22/2015	$114,350	$140,699.08%
Verily Life Sciences LLC	12/21/2018	83,000	83,000.04
Acerta Pharma BV	5/7/2015	15,750	31,649.02
Total private placement securities		$213,100	$255,348.14%

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest

The Growth Fund of America — Page 8 of 9

unaudited

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

© 2019 Capital Group. All rights reserved.

MFGEFPX-005-0419O-S66078	The Growth Fund of America — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By __/s/ Paul F. Roye____________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Paul F. Roye_________________
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2019

By ___/s/ Brian D. Bullard __________
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: April 30, 2019